Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Due to related parties, current	$ 68,931	$ 6,075	$ 622
LifeChamp [Member]
Due to related parties, current	508	57
Masteryasia (M) Sdn Bhd [Member]
Due to related parties, current	42,747	994
Quest Services Sdn Bhd [Member]
Due to related parties, current	626	427	322
Quest Learning Sdn Bhd [Member]
Due to related parties, current	20,931	2,665	300
QSC Asia Sdn Bhd [Member]
Due to related parties, current		1,932
Castlefield Global Sdn Bhd [Member]
Due to related parties, current	139
Speedprop Gloabl Sdn Bhd [Member]
Due to related parties, current	3,940
Impromastery Sdn Bhd [Member]
Due to related parties, current	$ 40